Short-term Investments	12 Months Ended
Dec. 31, 2025
Short-term Investments.
Short-term Investments

5.    Short-term Investments

As of December 31, 2024 and 2025, the Group’s short-term investments consisted of wealth management products and structured deposits, which contain a variable interest rate. The following is a summary of short-term investments (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Structured deposits	2,000	—
Wealth management products	536,816	840,938
Total	538,816	840,938

During the years ended December 31, 2023, 2024 and 2025, the Group recorded investment income related to short-term investments of RMB41.7 million, RMB60.5 million and RMB72.7 million in the consolidated statements of operations and comprehensive loss, respectively.